Operating Segmentation - Summary of Average Assets, Grouped by Operating Segment (Detail) - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2025	Oct. 31, 2024	Jan. 31, 2024
Disclosure of operating segments [line items]
Net interest income	$ 5,398		$ 4,721
Non-interest revenue	3,868		2,951
Total Revenue	9,266	$ 8,957	7,672
Total provision for (recovery of) credit losses	1,011	1,523	627
Depreciation and amortization	545		532
Non-interest expense	4,882		4,857
Income Before Provision for Income Taxes	2,828	3,007	1,656
Provision for (recovery of) income taxes	690	703	364
Reported net income (loss)	2,138	2,304	1,292
Non-controlling interest in subsidiaries	4	3	2
Net income (loss) attributable to bank shareholders	2,134	$ 2,301	1,290
Average assets	1,521,514		1,321,991
Impaired Loans [member]
Disclosure of operating segments [line items]
Total provision for (recovery of) credit losses	859		473
Performing loans [member]
Disclosure of operating segments [line items]
Total provision for (recovery of) credit losses	152		154
Canadian P&C [member]
Disclosure of operating segments [line items]
Net interest income	2,385		2,141
Non-interest revenue	680		637
Total Revenue	3,065		2,778
Total provision for (recovery of) credit losses	542		295
Depreciation and amortization	153		143
Non-interest expense	1,137		1,067
Income Before Provision for Income Taxes	1,233		1,273
Provision for (recovery of) income taxes	339		352
Reported net income (loss)	894		921
Net income (loss) attributable to bank shareholders	894		921
Average assets	341,485		321,018
Canadian P&C [member] | Impaired Loans [member]
Disclosure of operating segments [line items]
Total provision for (recovery of) credit losses	491		238
Canadian P&C [member] | Performing loans [member]
Disclosure of operating segments [line items]
Total provision for (recovery of) credit losses	51		57
US P&C [member]
Disclosure of operating segments [line items]
Net interest income	2,205		2,058
Non-interest revenue	471		396
Total Revenue	2,676		2,454
Total provision for (recovery of) credit losses	414		290
Depreciation and amortization	240		246
Non-interest expense	1,298		1,220
Income Before Provision for Income Taxes	724		698
Provision for (recovery of) income taxes	144		138
Reported net income (loss)	580		560
Net income (loss) attributable to bank shareholders	580		560
Average assets	248,222		232,345
US P&C [member] | Impaired Loans [member]
Disclosure of operating segments [line items]
Total provision for (recovery of) credit losses	312		183
US P&C [member] | Performing loans [member]
Disclosure of operating segments [line items]
Total provision for (recovery of) credit losses	102		107
BMO WM [member]
Disclosure of operating segments [line items]
Net interest income	355		325
Non-interest revenue	1,231		1,003
Total Revenue	1,586		1,328
Total provision for (recovery of) credit losses			13
Depreciation and amortization	67		66
Non-interest expense	1,028		931
Income Before Provision for Income Taxes	491		318
Provision for (recovery of) income taxes	122		78
Reported net income (loss)	369		240
Net income (loss) attributable to bank shareholders	369		240
Average assets	70,005		62,524
BMO WM [member] | Impaired Loans [member]
Disclosure of operating segments [line items]
Total provision for (recovery of) credit losses	1		3
BMO WM [member] | Performing loans [member]
Disclosure of operating segments [line items]
Total provision for (recovery of) credit losses	(1)		10
BMO CM [member]
Disclosure of operating segments [line items]
Net interest income	699		505
Non-interest revenue	1,374		1,084
Total Revenue	2,073		1,589
Total provision for (recovery of) credit losses	46		(22)
Depreciation and amortization	85		77
Non-interest expense	1,170		1,039
Income Before Provision for Income Taxes	772		495
Provision for (recovery of) income taxes	185		102
Reported net income (loss)	587		393
Net income (loss) attributable to bank shareholders	587		393
Average assets	578,930		438,202
BMO CM [member] | Impaired Loans [member]
Disclosure of operating segments [line items]
Total provision for (recovery of) credit losses	35		11
BMO CM [member] | Performing loans [member]
Disclosure of operating segments [line items]
Total provision for (recovery of) credit losses	11		(33)
Corporate services [member]
Disclosure of operating segments [line items]
Net interest income	(246)		(308)
Non-interest revenue	112		(169)
Total Revenue	(134)		(477)
Total provision for (recovery of) credit losses	9		51
Non-interest expense	249		600
Income Before Provision for Income Taxes	(392)		(1,128)
Provision for (recovery of) income taxes	(100)		(306)
Reported net income (loss)	(292)		(822)
Non-controlling interest in subsidiaries	4		2
Net income (loss) attributable to bank shareholders	(296)		(824)
Average assets	282,872		267,902
Corporate services [member] | Impaired Loans [member]
Disclosure of operating segments [line items]
Total provision for (recovery of) credit losses	20		38
Corporate services [member] | Performing loans [member]
Disclosure of operating segments [line items]
Total provision for (recovery of) credit losses	$ (11)		$ 13